LVIP Delaware Bond Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.07%
•Fannie Mae Connecticut Avenue Securities
Series 2019-R01 2M2 7.88% (SOFR30A + 2.56%) 7/25/31	72,843	$73,061
Series 2022-R02 2M2 8.32% (SOFR30A + 3.00%) 1/25/42	4,565,000	4,681,538
Series 2023-R08 1M1 6.82% (SOFR30A + 1.50%) 10/25/43	13,568,009	13,619,332
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	42,582	43,345
Fannie Mae REMICS
Series 2013-44 Z 3.00% 5/25/43	204,167	149,145
Series 2017-40 GZ 3.50% 5/25/47	2,861,933	2,637,638
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	2,265,356	1,929,064
•Freddie Mac STACR REMIC Trust
Series 2017-HQA2 M2AS 6.48% (SOFR30A + 1.16%) 12/25/29	515,353	516,385
Series 2021-DNA1 M2 7.12% (SOFR30A + 1.80%) 1/25/51	23,459,454	23,635,243
Series 2021-DNA3 M2 7.42% (SOFR30A + 2.10%) 10/25/33	12,900,000	13,125,190
Series 2021-DNA5 M2 6.97% (SOFR30A + 1.65%) 1/25/34	10,050,058	10,100,650
Series 2021-HQA1 M2 7.57% (SOFR30A + 2.25%) 8/25/33	31,742,485	32,436,947
Series 2021-HQA2 M2 7.37% (SOFR30A + 2.05%) 12/25/33	25,351,880	25,688,162
Series 2022-DNA1 M2 7.82% (SOFR30A + 2.50%) 1/25/42	11,550,000	11,716,257
♦Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	159,200	165,438
GNMA
Series 2013-113 LY 3.00% 5/20/43	2,891,990	2,602,346
Series 2017-163 ZK 3.50% 11/20/47	665,936	600,280
Total Agency Collateralized Mortgage Obligations (Cost $142,421,042)		143,720,021
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.04%
•FREMF Mortgage Trust Series 2017-K71 B 3.75% 11/25/50	2,990,000	$2,783,776
Total Agency Commercial Mortgage-Backed Security (Cost $2,951,991)		2,783,776
AGENCY MORTGAGE-BACKED SECURITIES–29.29%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	31,659,246	28,259,732
2.50% 8/1/36	29,053,734	26,478,288
3.00% 11/1/33	11,165,094	10,542,510
5.50% 10/1/38	19,980,286	20,136,761
Fannie Mae S.F. 20 yr
2.00% 3/1/41	14,288,596	12,062,645
2.00% 5/1/41	6,497,717	5,483,478
2.50% 5/1/40	3,222,664	2,817,335
3.00% 12/1/37	8,673,527	7,916,511
3.00% 1/1/38	11,320,589	10,377,253
3.00% 10/1/47	48,898	42,241
4.00% 9/1/42	28,329,577	26,622,908
4.50% 12/1/40	10,131,174	9,934,584
Fannie Mae S.F. 30 yr
2.00% 11/1/50	17,187,719	13,810,940
2.00% 12/1/50	5,283,396	4,244,778
2.00% 1/1/51	5,252,306	4,237,661
2.00% 2/1/51	19,802,529	15,931,617
2.00% 3/1/51	2,006,160	1,593,671
2.00% 4/1/51	19,970,947	15,888,017
2.00% 5/1/51	1,568,322	1,241,540
2.00% 8/1/51	7,430,717	5,962,695
2.00% 9/1/51	49,322,121	39,167,641
2.00% 1/1/52	19,273,522	15,493,115
2.50% 8/1/50	24,816,742	20,954,155
2.50% 1/1/51	45,547,319	38,491,438
2.50% 6/1/51	7,507,439	6,317,411
2.50% 7/1/51	1,126,495	938,837
2.50% 8/1/51	38,986,836	32,676,182
2.50% 12/1/51	2,506,236	2,078,184
2.50% 2/1/52	74,406,915	61,884,222
3.00% 6/1/45	476,895	423,177
3.00% 4/1/46	2,105,419	1,876,837
3.00% 8/1/46	1,209,257	1,066,625
3.00% 4/1/47	19,966	17,504
3.00% 12/1/47	2,421,265	2,128,147
3.00% 2/1/48	21,554,097	19,028,021
3.00% 3/1/48	16,788,619	14,753,870
3.00% 11/1/48	3,100,978	2,727,736
3.00% 11/1/49	1,348,451	1,190,510
3.00% 12/1/49	18,786,477	16,416,175
3.00% 2/1/50	1,032,888	873,553
3.00% 5/1/51	2,461,969	2,152,954
3.00% 7/1/51	8,576,636	7,470,827
3.00% 12/1/51	12,367,681	10,758,263
3.00% 2/1/52	7,563,451	6,556,587
3.00% 5/1/52	9,282,153	8,041,320
3.00% 6/1/52	40,715,654	35,303,035
LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 1/1/48	9,947,203	$9,099,759
3.50% 2/1/48	13,779,617	12,553,271
3.50% 3/1/50	2,802,284	2,572,004
3.50% 8/1/50	30,925,075	28,189,742
3.50% 9/1/50	6,391,257	5,853,052
3.50% 3/1/52	22,479,295	20,399,631
3.50% 5/1/52	14,395,525	13,056,628
3.50% 6/1/52	4,271,642	3,866,816
3.50% 9/1/52	25,998,000	23,468,713
4.00% 3/1/47	15,370,446	14,549,011
4.00% 6/1/48	11,440,153	10,814,157
4.00% 10/1/48	11,325,433	10,731,472
4.00% 1/1/50	3,195,317	3,058,171
4.00% 5/1/51	8,780,003	8,266,887
4.00% 9/1/52	12,369,862	11,472,370
4.50% 7/1/40	912,097	887,026
4.50% 8/1/41	2,170,240	2,128,363
4.50% 2/1/44	9,256,642	9,078,224
4.50% 2/1/46	27,467,903	26,845,039
4.50% 5/1/46	3,488,507	3,421,259
4.50% 12/1/48	2,853,719	2,756,561
4.50% 1/1/49	4,492,965	4,346,016
4.50% 2/1/49	2,434,027	2,364,982
4.50% 1/1/50	7,754,319	7,541,825
4.50% 4/1/50	15,216,785	14,758,344
4.50% 6/1/52	21,502,334	20,485,146
4.50% 9/1/52	34,717,429	33,075,054
4.50% 10/1/52	57,856,068	55,092,266
4.50% 12/1/52	30,523,242	29,065,214
4.50% 2/1/53	21,210,119	20,196,889
5.00% 7/1/47	20,450,224	20,496,995
5.00% 1/1/51	19,662,252	19,457,419
5.00% 8/1/53	52,026,873	50,930,397
5.00% 9/1/53	10,765,974	10,504,087
5.50% 5/1/44	22,192,991	22,654,562
5.50% 8/1/52	11,303,670	11,384,915
5.50% 11/1/52	10,145,932	10,177,517
5.50% 4/1/53	7,316,388	7,279,922
6.00% 1/1/42	16,903,613	17,512,545
6.00% 7/1/53	14,198,135	14,615,516
6.50% 9/1/53	11,091,012	11,370,475
Freddie Mac S.F. 15 yr 4.50% 5/1/38	4,836,594	4,760,166
Freddie Mac S.F. 20 yr
2.00% 3/1/41	16,025,053	13,530,715
2.00% 5/1/42	14,021,382	11,759,370
2.50% 2/1/42	5,322,319	4,620,376
2.50% 9/1/42	24,997,029	21,704,835
3.00% 5/1/40	692,681	625,232
3.00% 4/1/42	6,198,496	5,537,812
5.00% 11/1/42	13,873,592	13,730,957
5.50% 7/1/43	25,519,015	25,654,290
Freddie Mac S.F. 30 yr
2.00% 12/1/50	6,418,909	5,105,843
2.00% 9/1/51	16,939,320	13,507,919
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
2.00% 3/1/52	16,863,018	$13,355,774
2.50% 7/1/50	2,046,194	1,707,564
2.50% 3/1/51	3,238,441	2,719,371
2.50% 11/1/51	17,356,222	14,616,331
2.50% 12/1/51	23,927,553	20,097,482
3.00% 1/1/47	55,643,055	48,915,470
3.00% 8/1/48	4,577,082	4,029,029
3.00% 1/1/50	2,745,495	2,410,137
3.00% 7/1/50	3,908,162	3,432,672
3.00% 12/1/50	1,798,696	1,577,921
3.00% 8/1/51	6,594,392	5,729,714
3.00% 8/1/52	18,338,768	15,980,431
3.50% 2/1/47	10,188,014	9,348,606
3.50% 7/1/47	61,772,810	56,436,415
3.50% 11/1/48	18,574,485	17,005,188
3.50% 2/1/49	40,061,509	36,211,741
3.50% 6/1/52	4,447,273	3,995,093
4.00% 10/1/47	7,134,394	6,690,079
4.00% 9/1/49	6,791,147	6,407,837
4.00% 9/1/52	74,541,250	69,254,915
4.50% 1/1/49	4,650,138	4,494,491
4.50% 3/1/49	2,201,527	2,130,416
4.50% 8/1/49	6,981,921	6,784,475
4.50% 10/1/52	46,940,353	44,697,994
4.50% 11/1/52	32,453,167	30,902,458
5.00% 10/1/48	2,717,270	2,693,864
5.00% 7/1/52	14,310,483	14,077,914
5.00% 9/1/52	28,003,119	27,562,535
5.00% 11/1/52	3,013,485	2,942,111
5.00% 6/1/53	17,581,310	17,152,298
5.50% 9/1/41	8,169,481	8,349,564
5.50% 9/1/52	14,513,581	14,623,837
5.50% 11/1/52	2,928,227	2,930,379
5.50% 3/1/53	24,532,434	24,628,235
5.50% 9/1/53	27,066,500	27,109,488
6.00% 1/1/53	8,994,463	9,222,018
GNMA I S.F. 30 yr
3.00% 8/15/45	3,244,626	2,895,502
3.00% 3/15/50	1,807,180	1,596,643
5.50% 10/15/42	10,207,411	10,461,025
GNMA II S.F. 30 yr
3.00% 8/20/50	3,826,307	3,441,942
3.00% 12/20/51	14,783,924	13,042,510
5.00% 9/20/52	7,666,272	7,538,924
5.50% 4/20/53	13,162,556	13,032,320
5.50% 5/20/53	29,621,670	29,602,189
5.50% 7/20/53	13,647,942	13,701,217
5.50% 2/20/54	17,069,225	17,152,669
6.00% 5/20/53	21,821,036	22,099,689
6.00% 2/20/54	16,698,399	16,854,200
Total Agency Mortgage-Backed Securities (Cost $2,124,812,340)		2,030,929,925
LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–29.22%
Aerospace & Defense–0.14%
Northrop Grumman Corp. 5.20% 6/1/54	9,850,000	$9,592,962
		9,592,962
Airlines–0.06%
Singapore Airlines Ltd. 3.00% 7/20/26	4,275,000	4,057,704
		4,057,704
Auto Manufacturers–0.40%
Ford Motor Credit Co. LLC
5.80% 3/5/27	7,100,000	7,126,256
5.80% 3/8/29	5,830,000	5,853,197
6.80% 11/7/28	3,405,000	3,554,052
General Motors Co.
5.40% 4/1/48	6,455,000	5,919,605
5.95% 4/1/49	2,152,000	2,121,839
General Motors Financial Co., Inc. 5.75% 2/8/31	2,875,000	2,906,168
		27,481,117
Auto Parts & Equipment–0.13%
Aptiv PLC 3.10% 12/1/51	14,023,000	8,844,243
		8,844,243
Banks–8.45%
Banco Santander SA
μ5.54% 3/14/30	6,400,000	6,399,374
5.59% 8/8/28	4,200,000	4,259,321
μBangkok Bank PCL 3.73% 9/25/34	11,340,000	10,097,014
μBank Leumi Le-Israel BM 7.13% 7/18/33	4,260,000	4,194,694
μBank of America Corp.
2.48% 9/21/36	26,285,000	21,023,608
5.47% 1/23/35	8,600,000	8,656,056
5.82% 9/15/29	12,710,000	13,032,056
6.20% 11/10/28	22,420,000	23,192,498
μBank of Montreal 7.70% 5/26/84	8,305,000	8,402,592
μBank of New York Mellon Corp. 4.70% 9/20/25	21,135,000	20,738,366
μBarclays PLC
6.22% 5/9/34	4,196,000	4,327,744
7.39% 11/2/28	4,335,000	4,597,095
μBBVA Bancomer SA 5.88% 9/13/34	3,475,000	3,288,624
BPCE SA 5.13% 1/18/28	10,570,000	10,525,726
Citibank NA 5.49% 12/4/26	12,355,000	12,487,101
μCitigroup, Inc. 5.61% 9/29/26	4,320,000	4,326,883
μCitizens Bank NA 6.06% 10/24/25	10,270,000	10,228,783
Credit Agricole SA
5.37% 3/11/34	9,800,000	9,828,612
μ6.32% 10/3/29	16,105,000	16,696,385
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μDeutsche Bank AG
3.73% 1/14/32	8,262,000	$6,958,553
6.72% 1/18/29	15,077,000	15,592,065
6.82% 11/20/29	11,163,000	11,669,838
7.15% 7/13/27	5,515,000	5,667,835
μFifth Third Bank NA 5.85% 10/27/25	13,250,000	13,239,353
μGoldman Sachs Group, Inc. 6.48% 10/24/29	8,840,000	9,300,739
μHuntington Bancshares, Inc. 6.21% 8/21/29	8,210,000	8,403,034
Huntington National Bank
μ4.55% 5/17/28	6,597,000	6,393,838
5.65% 1/10/30	4,935,000	4,962,550
μING Groep NV 6.08% 9/11/27	4,515,000	4,570,760
μJPMorgan Chase & Co.
1.76% 11/19/31	29,840,000	24,171,927
5.01% 1/23/30	6,455,000	6,428,560
5.34% 1/23/35	9,670,000	9,707,786
6.25% 10/23/34	4,064,000	4,341,947
μKeyCorp 6.40% 3/6/35	5,150,000	5,259,208
μMorgan Stanley
2.48% 9/16/36	20,963,000	16,579,311
5.16% 4/20/29	12,870,000	12,859,613
5.17% 1/16/30	5,140,000	5,144,353
5.25% 4/21/34	2,293,000	2,275,078
5.47% 1/18/35	11,805,000	11,910,519
6.14% 10/16/26	23,885,000	24,158,172
6.30% 10/18/28	12,237,000	12,659,242
6.41% 11/1/29	5,150,000	5,400,099
6.63% 11/1/34	7,630,000	8,348,031
PNC Bank NA
3.88% 4/10/25	6,913,000	6,794,827
4.05% 7/26/28	7,075,000	6,741,557
μPNC Financial Services Group, Inc.
5.68% 1/22/35	5,300,000	5,348,274
6.88% 10/20/34	7,745,000	8,481,005
Popular, Inc. 7.25% 3/13/28	17,270,000	17,682,536
State Street Corp. 4.99% 3/18/27	7,870,000	7,885,245
SVB Financial Group
‡1.80% 10/28/26	2,432,000	1,540,108
‡1.80% 2/2/31	4,000,000	2,493,600
μ‡4.00% 5/15/26	11,000,000	165,000
μ‡4.57% 4/29/33	5,384,000	3,410,468
Toronto-Dominion Bank 4.11% 6/8/27	3,806,000	3,704,786
Truist Bank
μ2.64% 9/17/29	21,981,000	21,133,694
3.30% 5/15/26	7,220,000	6,929,282
μTruist Financial Corp.
1.89% 6/7/29	13,720,000	11,909,272
4.95% 9/1/25	7,095,000	6,960,787
LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
U.S. Bancorp
μ2.49% 11/3/36	4,690,000	$3,689,874
3.95% 11/17/25	6,220,000	6,093,159
μ4.65% 2/1/29	16,232,000	15,908,545
μ5.38% 1/23/30	2,500,000	2,511,043
μ5.68% 1/23/35	5,565,000	5,619,145
μ5.73% 10/21/26	1,384,000	1,391,486
μ6.79% 10/26/27	3,755,000	3,888,374
μUBS Group AG 5.70% 2/8/35	3,295,000	3,311,674
		585,898,684
Biotechnology–1.35%
Amgen, Inc.
5.15% 3/2/28	3,745,000	3,769,007
5.25% 3/2/30	14,430,000	14,649,306
5.25% 3/2/33	56,138,000	56,610,232
Royalty Pharma PLC
1.75% 9/2/27	6,895,000	6,157,351
3.35% 9/2/51	12,677,000	8,338,559
3.55% 9/2/50	6,313,000	4,349,318
		93,873,773
Chemicals–0.71%
Celanese U.S. Holdings LLC
6.05% 3/15/25	786,000	787,512
6.17% 7/15/27	10,125,000	10,312,410
LYB International Finance III LLC
3.63% 4/1/51	6,445,000	4,564,364
5.50% 3/1/34	11,405,000	11,426,088
OCP SA 5.13% 6/23/51	4,285,000	3,221,249
Sherwin-Williams Co. 3.30% 5/15/50	17,225,000	12,170,783
Sociedad Quimica y Minera de Chile SA 6.50% 11/7/33	6,515,000	6,817,778
		49,300,184
Commercial Services–0.10%
ERAC USA Finance LLC
4.90% 5/1/33	3,490,000	3,421,286
5.00% 2/15/29	3,650,000	3,656,091
		7,077,377
Computers–0.06%
Apple, Inc. 1.40% 8/5/28	5,015,000	4,407,446
		4,407,446
Diversified Financial Services–1.67%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	7,150,000	6,639,916
3.00% 10/29/28	20,435,000	18,490,010
6.50% 7/15/25	3,035,000	3,064,260
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Air Lease Corp.
2.88% 1/15/26	22,595,000	$21,606,574
3.00% 2/1/30	9,220,000	8,149,811
3.38% 7/1/25	3,290,000	3,206,132
μ4.13% 12/15/26	3,560,000	3,084,281
4.63% 10/1/28	3,303,000	3,213,628
5.10% 3/1/29	2,389,000	2,373,153
Aviation Capital Group LLC 3.50% 11/1/27	15,880,000	14,778,367
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,925,000	4,882,004
5.88% 7/21/28	10,766,000	10,959,579
6.05% 3/12/25	7,945,000	7,953,409
6.45% 6/8/27	1,766,000	1,821,849
6.50% 1/20/43	5,130,000	5,365,859
		115,588,832
Electric–3.77%
AEP Texas, Inc.
3.45% 1/15/50	1,805,000	1,266,929
4.15% 5/1/49	1,530,000	1,213,322
5.40% 6/1/33	2,525,000	2,519,467
AES Andes SA 6.30% 3/15/29	4,000,000	4,038,640
Alfa Desarrollo SpA 4.55% 9/27/51	4,165,386	3,183,468
Appalachian Power Co. 3.70% 5/1/50	2,410,000	1,713,243
Atlantic City Electric Co. 4.00% 10/15/28	1,695,000	1,637,936
Berkshire Hathaway Energy Co. 2.85% 5/15/51	21,640,000	13,934,039
Constellation Energy Generation LLC 5.75% 3/15/54	8,055,000	8,068,512
DTE Energy Co. 5.10% 3/1/29	7,080,000	7,051,449
Duke Energy Carolinas LLC 4.95% 1/15/33	28,195,000	28,039,559
μDuke Energy Corp. 4.88% 9/16/24	7,100,000	7,038,095
Duke Energy Indiana LLC
2.75% 4/1/50	11,495,000	7,284,504
3.25% 10/1/49	4,095,000	2,880,476
Enel Finance America LLC 2.88% 7/12/41	11,800,000	8,012,939
Enel Finance International NV
1.88% 7/12/28	3,695,000	3,236,432
2.25% 7/12/31	1,709,000	1,383,593
Entergy Arkansas LLC 4.20% 4/1/49	10,450,000	8,625,452
Entergy Texas, Inc. 3.55% 9/30/49	3,560,000	2,589,357
Evergy Kansas Central, Inc. 3.45% 4/15/50	5,975,000	4,251,878
LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Evergy Metro, Inc. 3.65% 8/15/25	10,103,000	$9,868,565
Exelon Corp. 5.30% 3/15/33	13,150,000	13,190,741
Infraestructura Energetica Nova SAPI de CV 3.75% 1/14/28	7,096,000	6,676,255
Louisville Gas & Electric Co. 4.25% 4/1/49	2,505,000	2,099,600
NextEra Energy Capital Holdings, Inc.
3.00% 1/15/52	5,535,000	3,575,645
5.55% 3/15/54	7,870,000	7,817,606
5.75% 9/1/25	16,660,000	16,731,484
Oglethorpe Power Corp.
3.75% 8/1/50	8,178,000	5,908,510
5.05% 10/1/48	6,185,000	5,562,775
6.20% 12/1/53	1,740,000	1,828,767
Pacific Gas & Electric Co. 3.30% 8/1/40	21,588,000	15,805,229
PacifiCorp
5.10% 2/15/29	1,750,000	1,762,576
5.45% 2/15/34	2,985,000	2,994,606
5.80% 1/15/55	2,780,000	2,740,706
Southern California Edison Co.
4.00% 4/1/47	3,505,000	2,774,106
4.88% 3/1/49	11,850,000	10,587,854
5.20% 6/1/34	6,655,000	6,588,299
Southwestern Electric Power Co. 4.10% 9/15/28	17,845,000	17,110,840
Vistra Operations Co. LLC
5.13% 5/13/25	2,185,000	2,165,674
6.95% 10/15/33	6,960,000	7,428,840
		261,187,968
Engineering & Construction–0.19%
Cellnex Finance Co. SA 3.88% 7/7/41	16,510,000	12,958,606
		12,958,606
Food–0.11%
Bimbo Bakeries USA, Inc. 6.40% 1/15/34	6,980,000	7,481,827
		7,481,827
Gas–0.24%
Atmos Energy Corp. 2.85% 2/15/52	4,815,000	3,121,032
Brooklyn Union Gas Co. 3.87% 3/4/29	14,885,000	13,872,234
		16,993,266
Health Care Services–1.10%
HCA, Inc.
3.50% 7/15/51	21,169,000	14,623,343
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
HCA, Inc. (continued)
5.45% 4/1/31	4,800,000	$4,825,038
6.00% 4/1/54	6,800,000	6,901,874
UnitedHealth Group, Inc.
4.50% 4/15/33	29,812,000	28,849,725
4.90% 4/15/31	7,135,000	7,138,293
5.05% 4/15/53	7,260,000	7,051,044
5.38% 4/15/54	6,880,000	6,997,323
		76,386,640
Insurance–1.38%
American International Group, Inc. 5.13% 3/27/33	13,070,000	12,997,218
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	12,560,000	7,998,060
5.00% 9/12/32	12,325,000	12,214,134
Aon North America, Inc.
5.30% 3/1/31	11,400,000	11,485,182
5.75% 3/1/54	1,905,000	1,953,015
Athene Holding Ltd.
3.45% 5/15/52	12,375,000	8,119,185
3.95% 5/25/51	5,515,000	4,051,210
6.25% 4/1/54	3,865,000	3,922,521
Berkshire Hathaway Finance Corp. 3.85% 3/15/52	11,663,000	9,427,965
Brighthouse Financial, Inc. 3.85% 12/22/51	10,340,000	6,789,430
New York Life Global Funding 5.45% 9/18/26	9,745,000	9,824,017
Prudential Financial, Inc. 3.70% 3/13/51	8,920,000	6,831,974
		95,613,911
Internet–0.06%
Amazon.com, Inc. 2.50% 6/3/50	7,010,000	4,473,992
		4,473,992
Iron & Steel–0.29%
CSN Resources SA 8.88% 12/5/30	6,190,000	6,386,297
Vale Overseas Ltd. 6.13% 6/12/33	13,475,000	13,606,247
		19,992,544
Media–1.04%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	7,510,000	4,455,906
4.40% 12/1/61	18,914,000	12,350,445
Comcast Corp.
2.80% 1/15/51	1,245,000	796,581
LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp. (continued)
3.38% 8/15/25	17,200,000	$16,808,937
Discovery Communications LLC 4.00% 9/15/55	25,130,000	17,198,247
Time Warner Cable LLC
6.75% 6/15/39	6,015,000	5,729,108
7.30% 7/1/38	14,595,000	14,743,231
		72,082,455
Mining–0.10%
BHP Billiton Finance USA Ltd. 5.25% 9/8/30	3,852,000	3,917,002
Freeport-McMoRan, Inc. 5.45% 3/15/43	3,315,000	3,173,679
		7,090,681
Miscellaneous Manufacturing–0.14%
Teledyne Technologies, Inc. 2.25% 4/1/28	10,470,000	9,414,903
		9,414,903
Office Business Equipment–0.34%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	2,635,000	2,446,802
3.28% 12/1/28	23,485,000	21,405,168
		23,851,970
Oil & Gas–1.30%
BP Capital Markets America, Inc.
2.72% 1/12/32	7,265,000	6,259,785
2.94% 6/4/51	10,410,000	6,949,875
4.81% 2/13/33	16,583,000	16,365,818
μBP Capital Markets PLC 4.88% 3/22/30	5,850,000	5,581,020
ConocoPhillips Co. 5.05% 9/15/33	16,550,000	16,699,659
Diamondback Energy, Inc.
3.13% 3/24/31	10,725,000	9,501,347
4.25% 3/15/52	8,872,000	7,181,276
Ecopetrol SA 8.38% 1/19/36	6,730,000	6,793,390
Occidental Petroleum Corp. 6.13% 1/1/31	9,132,000	9,457,191
Petroleos Mexicanos 6.75% 9/21/47	7,932,000	5,276,009
		90,065,370
Pharmaceuticals–0.81%
AbbVie, Inc.
4.05% 11/21/39	21,570,000	19,205,914
4.95% 3/15/31	9,490,000	9,557,723
5.35% 3/15/44	3,800,000	3,874,671
Cardinal Health, Inc. 5.13% 2/15/29	8,310,000	8,326,204
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. 3.18% 7/9/50	21,445,000	$14,945,008
		55,909,520
Pipelines–1.91%
Cheniere Energy Partners LP 4.50% 10/1/29	8,470,000	8,061,295
Enbridge, Inc. 6.70% 11/15/53	3,590,000	4,057,524
Energy Transfer LP
5.95% 5/15/54	5,450,000	5,438,806
6.10% 12/1/28	13,030,000	13,508,201
μ6.50% 11/15/26	15,980,000	15,662,669
Enterprise Products Operating LLC
3.20% 2/15/52	11,315,000	7,926,373
3.30% 2/15/53	16,872,000	11,973,164
5.35% 1/31/33	5,635,000	5,751,668
Kinder Morgan, Inc.
5.00% 2/1/29	2,615,000	2,604,246
5.20% 6/1/33	18,870,000	18,583,587
ONEOK, Inc.
5.65% 11/1/28	9,345,000	9,552,497
5.80% 11/1/30	3,175,000	3,270,830
6.05% 9/1/33	1,999,000	2,084,865
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	11,805,000	11,636,481
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	14,002,000	12,260,059
		132,372,265
Real Estate Investment Trusts–1.00%
American Homes 4 Rent LP
3.63% 4/15/32	8,130,000	7,149,295
5.50% 2/1/34	7,115,000	7,093,589
American Tower Corp.
2.30% 9/15/31	21,520,000	17,564,222
5.20% 2/15/29	5,090,000	5,087,524
5.45% 2/15/34	4,435,000	4,442,229
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.38% 7/22/31	6,000,000	4,881,601
Extra Space Storage LP 5.40% 2/1/34	11,580,000	11,529,069
VICI Properties LP 4.95% 2/15/30	11,785,000	11,396,739
		69,144,268
Retail–0.16%
CK Hutchison International 23 Ltd.
4.75% 4/21/28	4,400,000	4,368,102
4.88% 4/21/33	6,925,000	6,862,177
		11,230,279
LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors–0.37%
Broadcom, Inc.
3.14% 11/15/35	3,000	$2,424
3.47% 4/15/34	18,997,000	16,278,702
Entegris, Inc. 4.75% 4/15/29	5,905,000	5,659,092
SK Hynix, Inc. 1.50% 1/19/26	3,637,000	3,386,999
		25,327,217
Software–0.58%
Autodesk, Inc. 2.40% 12/15/31	11,900,000	9,966,399
Oracle Corp.
3.60% 4/1/50	26,756,000	19,330,566
4.65% 5/6/30	8,980,000	8,805,948
Workday, Inc.
3.50% 4/1/27	960,000	919,259
3.70% 4/1/29	1,465,000	1,381,463
		40,403,635
Telecommunications–1.19%
AT&T, Inc. 3.50% 9/15/53	46,104,000	32,527,408
Rogers Communications, Inc.
5.00% 2/15/29	9,965,000	9,895,795
5.30% 2/15/34	11,015,000	10,916,741
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	1,175,000	1,168,523
T-Mobile USA, Inc.
3.00% 2/15/41	6,441,000	4,744,103
3.75% 4/15/27	13,240,000	12,751,537
5.75% 1/15/34	3,335,000	3,472,993
Verizon Communications, Inc.
2.88% 11/20/50	5,390,000	3,520,551
5.50% 2/23/54	3,710,000	3,750,037
		82,747,688
Transportation–0.07%
Burlington Northern Santa Fe LLC 2.88% 6/15/52	7,791,000	5,101,227
		5,101,227
Total Corporate Bonds (Cost $2,155,739,235)		2,025,952,554
NON-AGENCY ASSET-BACKED SECURITIES–3.73%
•Apex Credit CLO Ltd. Series 2018-1A A2 6.62% (TSFR03M + 1.29%) 4/25/31	6,570,285	6,564,043
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A A 3.35% 9/22/25	5,870,000	5,835,100
•Black Diamond CLO DAC Series 2017-2A A2 6.88% (TSFR03M + 1.56%) 1/20/32	1,648,776	1,649,037
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Catamaran CLO Ltd. Series 2014-1A A1BR 6.97% (TSFR03M + 1.65%) 4/22/30	11,150,000	$11,055,035
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.61% 11/25/36	549,239	541,621
DataBank Issuer LLC Series 2021-1A A2 2.06% 2/27/51	8,500,000	7,789,202
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	26,305,000	23,472,057
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	42,790,000	38,057,939
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,420,000	1,353,809
Ford Credit Floorplan Master Owner Trust A Series 2020-2 A 1.06% 9/15/27	5,372,000	5,050,717
GMF Floorplan Owner Revolving Trust Series 2024-1 A1 5.13% 3/15/29	29,000,000	29,060,946
=Hardee's Funding LLC Series 2018-1A A2II 4.96% 6/20/48	2,598,750	2,572,825
•ICG US CLO Ltd. Series 2014-1A A1A2 6.78% (TSFR03M + 1.46%) 10/20/34	4,000,000	3,992,892
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	1,310,732	1,272,281
•KKR CLO 41 Ltd. Series 2022-41A A1 6.65% (TSFR03M + 1.33%) 4/15/35	5,600,000	5,602,156
•Marathon CLO XIII Ltd. Series 2019-1A AANR 6.90% (TSFR03M + 1.58%) 4/15/32	3,250,000	3,251,986
•Midocean Credit CLO IX Series 2018-9A A1 6.73% (TSFR03M + 1.41%) 7/20/31	5,486,133	5,486,325
•MKS CLO Ltd. Series 2017-2A A 6.77% (TSFR03M + 1.45%) 1/20/31	4,100,466	4,098,793
•Oaktree CLO Ltd. Series 2019-2A A1AR 6.70% (TSFR03M + 1.38%) 4/15/31	5,582,715	5,583,597
•Octagon Investment Partners 51 Ltd. Series 2021-1A A 6.73% (TSFR03M + 1.41%) 7/20/34	11,000,000	11,006,545
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	9,200,000	9,180,835
•Regatta XIX Funding Ltd. Series 2022-1A A1 6.64% (TSFR03M + 1.32%) 4/20/35	3,000,000	2,999,832
LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Signal Peak CLO 5 Ltd. Series 2018-5A A1R 6.88% (TSFR03M + 1.55%) 4/25/37	4,000,000	$4,002,988
•Steele Creek CLO Ltd. Series 2017-1A A 6.83% (TSFR03M + 1.51%) 10/15/30	4,376,721	4,377,915
•TICP CLO IX Ltd. Series 2017-9A A 6.72% (TSFR03M + 1.40%) 1/20/31	5,831,333	5,833,333
•Venture 34 CLO Ltd. Series 2018-34A A 6.81% (TSFR03M + 1.49%) 10/15/31	7,480,308	7,468,773
•Venture 42 CLO Ltd. Series 2021-42A A1A 6.71% (TSFR03M + 1.39%) 4/15/34	15,000,000	14,999,565
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	34,000,000	34,076,718
•Zais CLO 17 Ltd. Series 2021-17A A1A 6.91% (TSFR03M + 1.59%) 10/20/33	2,000,000	1,997,182
Total Non-Agency Asset-Backed Securities (Cost $267,347,453)		258,234,047
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.01%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.65% 1/25/45	745,633	706,988
Series 2015-1 B2 3.65% 1/25/45	421,329	399,492
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 A2 2.50% 1/25/52	10,691,982	8,588,668
Series 2021-PJ8 A2 2.50% 1/25/52	14,932,228	11,994,778
Series 2021-PJ9 A2 2.50% 2/26/52	16,483,479	13,240,869
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.41% 6/25/29	588,553	540,201
Series 2014-2 B2 3.41% 6/25/29	219,277	200,420
Series 2015-1 B2 6.68% 12/25/44	1,318,931	1,295,074
Series 2015-4 B1 3.53% 6/25/45	1,492,052	1,358,999
Series 2015-4 B2 3.53% 6/25/45	1,068,535	973,249
Series 2015-5 B2 6.92% 5/25/45	946,378	934,629
Series 2015-6 B1 3.51% 10/25/45	1,082,004	1,006,790
Series 2015-6 B2 3.51% 10/25/45	916,762	853,034
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2015-6 B3 3.51% 10/25/45	1,650,141	$1,466,636
Series 2016-4 B1 3.81% 10/25/46	1,052,291	968,178
Series 2016-4 B2 3.81% 10/25/46	1,929,834	1,775,576
Series 2017-1 B3 3.45% 1/25/47	3,868,379	3,405,768
Series 2017-2 A3 3.50% 5/25/47	317,995	281,156
Series 2020-2 A3 3.50% 7/25/50	440,480	389,414
Series 2020-7 A3 3.00% 1/25/51	1,966,597	1,670,463
Series 2021-1 A3 2.50% 6/25/51	3,404,254	2,736,701
Series 2021-10 A3 2.50% 12/25/51	7,029,819	5,651,315
Series 2021-11 A3 2.50% 1/25/52	12,073,764	9,706,173
Series 2021-12 A3 2.50% 2/25/52	15,525,607	12,481,131
Series 2021-13 A3 2.50% 4/25/52	15,854,451	12,755,400
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	4,795,917	3,881,016
Series 2021-1 A2 2.50% 3/25/51	3,282,712	2,638,993
Series 2021-4 A3 2.50% 7/25/51	3,352,339	2,697,061
Series 2021-5 A3 2.50% 8/25/51	10,708,878	8,608,934
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	638,603	602,183
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	3,427,887	2,755,700
Series 2021-4 A1 2.50% 9/25/51	16,087,075	12,932,499
Series 2021-6 A1 2.50% 12/25/51	7,205,522	5,797,067
•Sequoia Mortgage Trust
Series 2013-4 B2 3.44% 4/25/43	378,412	354,881
Series 2015-1 B2 3.93% 1/25/45	608,752	577,054
Series 2020-4 A2 2.50% 11/25/50	2,728,364	2,205,899
•Towd Point Mortgage Trust
Series 2017-1 A1 2.75% 10/25/56	6,133	6,106
Series 2018-1 A1 3.00% 1/25/58	547,538	530,498
LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	688,729	$581,538
Total Non-Agency Collateralized Mortgage Obligations (Cost $172,385,716)		139,550,531
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.74%
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	3,704,530
Series 2017-BNK7 A5 3.44% 9/15/60	17,405,000	16,437,066
Series 2019-BN20 A3 3.01% 9/15/62	6,159,000	5,365,452
Series 2019-BN21 A5 2.85% 10/17/52	12,550,000	11,103,478
Series 2020-BN25 A5 2.65% 1/15/63	40,000,000	34,807,000
•Series 2022-BNK40 B 3.39% 3/15/64	8,850,000	7,338,902
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	18,430,000	15,520,191
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	1,220,000	1,139,230
Series 2020-B17 A5 2.29% 3/15/53	21,500,000	17,984,307
Series 2020-B20 A5 2.03% 10/15/53	22,100,000	17,729,919
Series 2020-B21 A5 1.98% 12/17/53	13,290,000	10,886,974
Series 2020-B22 A5 1.97% 1/15/54	24,350,000	19,833,482
Series 2021-B24 A5 2.58% 3/15/54	6,634,000	5,524,030
Series 2021-B25 A5 2.58% 4/15/54	14,130,000	11,518,303
•Series 2022-B32 B 3.20% 1/15/55	9,000,000	6,867,621
•Series 2022-B32 C 3.45% 1/15/55	11,000,000	8,012,309
•Series 2022-B33 B 3.61% 3/15/55	4,450,000	3,717,986
•Series 2022-B33 C 3.61% 3/15/55	4,450,000	3,265,786
•Series 2022-B35 A5 4.44% 5/15/55	5,845,000	5,442,742
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	3,555,000	3,171,550
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	16,282,000	14,877,285
Series 2019-CF2 A5 2.87% 11/15/52	5,950,000	5,187,945
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Cantor Commercial Real Estate Lending (continued)
Series 2019-CF3 A4 3.01% 1/15/53	13,150,000	$11,570,034
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	9,638,427	9,164,743
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	2,366,643
Series 2019-CD8 A4 2.91% 8/15/57	16,075,000	14,193,741
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	7,090,000	6,756,754
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	4,991,000	4,929,493
Series 2015-GC27 A5 3.14% 2/10/48	7,120,000	6,988,210
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	7,525,847
Series 2017-C4 A4 3.47% 10/12/50	18,940,000	17,874,991
Series 2019-C7 A4 3.10% 12/15/72	11,904,000	10,722,914
Series 2020-555 A 2.65% 12/10/41	6,700,000	5,693,393
COMM Mortgage Trust
Series 2014-CR19 A5 3.80% 8/10/47	3,947,000	3,928,217
Series 2014-CR20 AM 3.94% 11/10/47	11,135,000	10,754,666
Series 2015-3BP A 3.18% 2/10/35	22,346,000	20,918,131
Series 2015-CR23 A4 3.50% 5/10/48	3,327,000	3,247,310
Series 2016-CR28 A4 3.76% 2/10/49	8,148,000	7,876,549
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	4,377,457
Series 2020-C9 A5 1.93% 8/15/53	11,250,000	9,340,183
Series 2020-C9 B 2.57% 8/15/53	3,250,000	2,608,350
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	9,310,000	7,542,429
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	5,118,000	4,977,215
Series 2017-GS6 A3 3.43% 5/10/50	14,900,000	13,900,638
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	2,574,497
Series 2019-GC39 A4 3.57% 5/10/52	2,200,000	2,005,711
LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
Series 2019-GC42 A4 3.00% 9/10/52	20,000,000	$17,930,208
Series 2020-GC47 A5 2.38% 5/12/53	14,250,000	12,162,037
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	7,000,000	5,948,660
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	8,350,166
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	10,019,123
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	10,930,503	10,564,729
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	17,502,010
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	11,037,821
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	6,612,491
Series 2017-C7 A5 3.41% 10/15/50	4,220,000	3,937,539
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	2,941,590	2,924,272
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	17,495,993
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	5,516,216
Series 2016-C29 A4 3.33% 5/15/49	4,910,000	4,684,870
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	6,400,000	5,734,052
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	5,756,058	5,642,140
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	3,080,749
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	7,346,945
Series 2019-C54 A4 3.15% 12/15/52	28,403,000	25,515,818
Series 2020-C58 A4 2.09% 7/15/53	3,275,000	2,715,005
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $703,596,307)		605,995,048
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BOND–0.07%
Kazakhstan—0.07%
Kazakhstan Government International Bonds 4.88% 10/14/44	4,957,000	$4,714,752
		4,714,752
Total Sovereign Bond (Cost $5,654,277)		4,714,752
SUPRANATIONAL BANKS–0.51%
μAfrican Development Bank 5.75% 5/7/34	6,475,000	6,322,112
Central American Bank for Economic Integration 2.00% 5/6/25	30,000,000	28,884,540
Total Supranational Banks (Cost $36,295,985)		35,206,652
U.S. TREASURY OBLIGATIONS–22.30%
U.S. Treasury Bonds
1.75% 8/15/41	13,170,000	8,887,692
2.00% 11/15/41	4,800,000	3,367,500
2.25% 8/15/46	131,705,000	90,140,754
3.88% 2/15/43	5,060,000	4,677,535
4.13% 8/15/53	21,325,000	20,495,324
4.25% 2/15/54	81,660,000	80,307,506
4.75% 11/15/43	30,830,000	31,981,308
•U.S. Treasury Floating Rate Notes 5.55% 1/31/26 (USBMMY3M + 0.25%)	25,445,000	25,471,466
U.S. Treasury Notes
3.50% 1/31/30	123,935,000	119,258,390
3.75% 12/31/28	221,435,000	216,712,208
4.00% 1/31/31	45,535,000	44,937,353
4.00% 2/15/34	56,405,000	55,470,792
4.25% 2/28/29	240,420,000	240,739,307
4.25% 2/28/31	159,805,000	160,079,665
4.50% 11/15/33	110,955,000	113,416,814
4.63% 9/30/28	247,530,000	251,097,912
5.00% 9/30/25	39,250,000	39,346,592
^U.S. Treasury Strip Principal 0.00% 5/15/44	97,675,000	39,926,474
Total U.S. Treasury Obligations (Cost $1,608,665,462)		1,546,314,592

	Number of Shares
MONEY MARKET FUND–0.07%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	5,052,486	5,052,486
Total Money Market Fund (Cost $5,052,486)		5,052,486

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS—1.65%
Discounted Commercial Paper–1.65%
≠American Crystal Sugar Co.
5.65% 4/4/24	2,358,000	$2,356,910
5.67% 4/4/24	4,000,000	3,998,147
≠Baltimore Gas & Electric Co.
5.46% 4/1/24	5,000,000	5,000,000
5.53% 4/5/24	6,681,000	6,676,954
≠Brown-Forman Corp.
5.45% 4/2/24	10,000,000	9,998,508
5.49% 4/11/24	10,000,000	9,985,000
≠Citigroup Global Markets, Inc.
5.94% 5/1/24	6,000,000	5,971,700
≠Duke Energy Corp.
5.60% 4/17/24	10,000,000	9,975,645
≠HSBC USA, Inc.
5.88% 5/7/24	6,585,000	6,547,597
6.05% 9/20/24	5,250,000	5,107,858
6.39% 10/31/24	10,000,000	9,666,985
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠Hyundai Capital America
5.59% 4/1/24	10,000,000	$10,000,000
≠McCormick & Co., Inc.
5.49% 4/16/24	5,000,000	4,988,750
≠Peoples Gas Light & Coke Co.
5.48% 4/1/24	10,000,000	10,000,000
≠Societe Generale SA
5.37% 4/1/24	2,500,000	2,500,000
≠South Jersey Gas Co.
5.56% 4/1/24	5,500,000	5,500,000
≠Wisconsin Gas LLC
5.48% 4/1/24	6,080,000	6,080,000
Total Short-Term Investments (Cost $114,335,377)		114,354,054

TOTAL INVESTMENTS–99.70% (Cost $7,339,257,671)	6,912,808,438

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	20,681,179
NET ASSETS APPLICABLE TO 595,718,225 SHARES OUTSTANDING–100.00%	$6,933,489,617

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2024.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
ΔSecurities have been classified by country of origin.
^Zero coupon security. The rate shown is the yield at the time of purchase.
≠The rate shown is the effective yield at the time of purchase.
LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	GBP	(62,100,000)	USD	78,228,923	5/23/24	$—	$(173,812)
JPMC	GBP	62,100,000	USD	(78,077,355)	5/23/24	325,379	—
JPMC	JPY	2,544,600,000	USD	(17,233,358)	5/23/24	—	(281,802)
JPMC	JPY	2,544,600,000	USD	(16,939,856)	5/23/24	11,699	—
Total Foreign Currency Exchange Contracts						$337,078	$(455,614)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
4,052	U.S. Treasury 10 yr Notes	$448,948,938	$445,919,177	6/18/24	$3,029,761	$—
(440)	U.S. Treasury 10 yr Ultra Notes	(50,428,125)	(49,935,560)	6/18/24	—	(492,565)
(627)	U.S. Treasury 2 yr Notes	(128,211,704)	(128,308,425)	6/28/24	96,721	—
7,455	U.S. Treasury 5 yr Notes	797,801,484	796,834,034	6/28/24	967,450	—
115	U.S. Treasury Long Bonds	13,850,313	13,580,233	6/18/24	270,080	—
(165)	U.S. Treasury Ultra Bonds	(21,285,000)	(20,772,904)	6/18/24	—	(512,096)
Total Futures Contracts					$4,364,012	$(1,004,661)
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.NA.HY.41- Quarterly[3]	67,518,000	(5.00%)	12/20/28	$(5,083,240)	$(3,510,507)	$—	$(1,572,732)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2024.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
BMO–Bank of Montreal
CDX.NA.HY–Credit Default Swap Index North America High Yield
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPMC–JPMorgan Chase
JPM-DB–JPMorgan Deutsche Bank
JPY–Japanese Yen
LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TSFR03M–3 Month Term Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$143,720,021	$—	$143,720,021
Agency Commercial Mortgage-Backed Security	—	2,783,776	—	2,783,776
Agency Mortgage-Backed Securities	—	2,030,929,925	—	2,030,929,925
Corporate Bonds	—	2,025,952,554	—	2,025,952,554
Non-Agency Asset-Backed Securities	—	255,661,222	2,572,825	258,234,047
Non-Agency Collateralized Mortgage Obligations	—	139,550,531	—	139,550,531
Non-Agency Commercial Mortgage-Backed Securities	—	605,995,048	—	605,995,048
Sovereign Bond	—	4,714,752	—	4,714,752
Supranational Banks	—	35,206,652	—	35,206,652
U.S. Treasury Obligations	—	1,546,314,592	—	1,546,314,592
Money Market Fund	5,052,486	—	—	5,052,486
Short-Term Investments	—	114,354,054	—	114,354,054
Total Investments	$5,052,486	$6,905,183,127	$2,572,825	$6,912,808,438
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$337,078	$—	$337,078
Futures Contracts	$4,364,012	$—	$—	$4,364,012
Liabilities:
Foreign Currency Exchange Contracts	$—	$(455,614)	$—	$(455,614)
Futures Contracts	$(1,004,661)	$—	$—	$(1,004,661)
Swap Contract	$—	$(1,572,732)	$—	$(1,572,732)
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP Delaware Bond Fund–15